Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Key Management Personnel Compensation, Including Directors

Key management personnel compensation, including directors, was as follows:

	Year ended December 31,
	2017	2016
Salaries and other benefits	39	29
Share-based payments(1)	22	27
Total compensation	61	56

(1) Share-based payments exclude mark-to-market fair value adjustments in 2016.